Selling, General And Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Selling, General And Administrative Expenses
Selling, General And Administrative Expenses

	Year ended December 31, 2020	Year ended December 31, 2019

Selling and marketing	$5,259	$6,219

General and administrative:

Consulting fees and payroll	1,946	2,730

Share-based payment expense	983	789

Depreciation	218	218

Office and administration	878	608

Professional fees	2,588	1,032

Promotion and investor relations	428	322

Director fees	278	258

Transfer agent and regulatory fees	461	452

Travel	114	430

	$13,153	$13,058